Stockholders' Equity - Schedule of Warrant (Details) - Warrant [Member] - Photomedex, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding, beginning of year	64,500	70,950
Number of Warrants, Issued
Number of Warrants, Exercised
Number of Warrants, Expired/cancelled		6,450
Outstanding, end of year	64,500	64,500
Weighted Average Exercise Price Outstanding, beginning of year	$ 11.25	$ 18.05
Weighted Average Exercise Price, Issued
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired/cancelled		85.95
Weighted Average Exercise Price Outstanding, end of year	$ 11.25	$ 11.25